SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2016
Summary Of Significant Accounting Policies Tables
Property and equipment
2016

Computer equipment	$8,522
Less accumulated depreciation	(4,780)
$3,742